Fair Value of Financial Instruments (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption
The following table sets out the fair values of financial instruments of the Bank using the valuation methods and assumptions described above. The fair values disclosed do not include non-financial
assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	2022		2021
As at October 31 ($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$65,895	$65,895	$86,323	$86,323
Trading assets	113,154	113,154	146,312	146,312
Securities purchased under resale agreements and securities borrowed	175,313	175,313	127,739	127,739
Derivative financial instruments	55,699	55,699	42,302	42,302
Investment securities – FVOCI and FVTPL	86,398	86,398	57,042	57,042
Investment securities – amortized cost	22,443	23,610	18,133	18,157
Loans	729,149	744,987	641,964	636,986
Customers’ liability under acceptances	19,494	19,494	20,404	20,404
Other financial assets	27,394	27,394	14,256	14,256
Liabilities:
Deposits	904,033	916,181	798,335	797,259
Financial instruments designated at fair value through profit or loss	22,421	22,421	22,493	22,493
Acceptances	19,525	19,525	20,441	20,441
Obligations related to securities sold short	40,449	40,449	40,954	40,954
Derivative financial instruments	65,900	65,900	42,203	42,203
Obligations related to securities sold under repurchase agreements and securities lent	139,025	139,025	123,469	123,469
Subordinated debentures	8,038	8,469	6,733	6,334
Other financial liabilities	45,723	46,682	39,802	40,254

Changes in interest rates, credit spreads and liquidity costs are the main cause of changes in the fair value of the Bank’s financial instruments resulting in a favourable or unfavourable variance compared to carrying value. For the Bank’s financial instruments carried at cost or amortized cost, the carrying value is not adjusted to reflect increases or decreases in fair value due to market fluctuations, including those due to interest rate changes. For FVOCI investment securities, derivatives and financial instruments measured at FVTPL or designated as fair value through profit or loss, the carrying value is adjusted regularly to reflect the fair value.

Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis
The following table outlines the fair value hierarchy of instruments carried at fair value on a recurring basis and of instruments not carried at fair value.

	2022				2021
As at October 31 ($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$543	$–	$543	$–	$755	$–	$755
Trading assets
Loans	–	7,811	–	7,811	–	8,113	–	8,113
Canadian federal government and government guaranteed debt	10,139	4,595	–	14,734	9,272	3,842	–	13,114
Canadian provincial and municipal debt	4,299	5,978	–	10,277	5,556	4,298	–	9,854
US treasury and other US agencies’ debt	11,957	–	–	11,957	6,760	63	–	6,823
Other foreign governments’ debt	15	8,287	–	8,302	129	9,559	–	9,688
Corporate and other debt	2,367	8,976	1	11,344	2,595	9,185	40	11,820
Equity securities	46,698	224	11	46,933	85,688	160	1	85,849
Other	–	1,796	–	1,796	–	1,051	–	1,051
	$75,475	$37,667	$12	$113,154	$110,000	$36,271	$41	$146,312
Investment securities (2)
Canadian federal government and government guaranteed debt	$4,947	$6,055	$–	$11,002	$1,125	$4,679	$–	$5,804
Canadian provincial and municipal debt	2,029	3,400	–	5,429	1,937	3,218	–	5,155
US treasury and other US agencies’ debt	32,412	2,824	–	35,236	11,462	2,175	–	13,637
Other foreign governments’ debt	3,217	24,487	–	27,704	67	26,605	17	26,689
Corporate and other debt	40	1,874	48	1,962	10	1,319	27	1,356
Equity securities	3,210	215	1,640	5,065	2,879	218	1,304	4,401
	$45,855	$38,855	$1,688	$86,398	$17,480	$38,214	$1,348	$57,042
Derivative financial instruments
Interest rate contracts	$–	$15,193	$17	$15,210	$–	$13,124	$1	$13,125
Foreign exchange and gold contracts	–	32,223	–	32,223	–	18,293	–	18,293
Equity contracts	332	2,209	20	2,561	184	3,513	21	3,718
Credit contracts	–	780	–	780	–	245	–	245
Commodity contracts	–	4,912	13	4,925	–	6,921	–	6,921
	$332	$55,317	$50	$55,699	$184	$42,096	$22	$42,302
Liabilities:
Deposits	$–	$15	$–	$15	$–	$175	$–	$175
Financial liabilities designated at fair value through profit or loss	–	22,421	–	22,421	–	22,354	139	22,493
Obligations related to securities sold short	35,059	5,387	3	40,449	35,487	5,467	–	40,954

Derivative financial instruments
Interest rate contracts	–	22,842	12	22,854	–	13,148	15	13,163
Foreign exchange and gold contracts	–	35,634	–	35,634	–	18,171	–	18,171
Equity contracts	636	3,063	21	3,720	307	4,737	6	5,050
Credit contracts	–	25	–	25	–	30	–	30
Commodity contracts	–	3,660	7	3,667	–	5,789	–	5,789
	$636	$65,224	$40	$65,900	$307	$41,875	$21	$42,203

Instruments not carried at fair value (3) :
Assets:
Investment securities – amortized cost	$2,086	$20,357	$–	$22,443	$3,714	$14,417	$2	$18,133
Loans (4)	–	–	407,267	407,267	–	–	400,565	400,565

Liabilities:
Deposits (4)	–	365,134	–	365,134	–	290,341	–	290,341
Subordinated debentures	–	8,038	–	8,038	–	6,733	–	6,733
Other liabilities	–	23,679	330	24,009	–	24,414	209	24,623

(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $23,610 (October 31, 2021 – $18,157).
(3)	Represents the fair value of financial assets and liabilities where the carrying amount is not a reasonable approximation of fair value.
(4)	Represents fixed rate instruments.

Summary of Changes in Level 3 Instruments Carried at Fair Value
The following table summarizes the changes in Level 3 instruments carried at fair value for the year ended October 31, 2022.
All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at October 31, 2022
($ millions)	Fair value November 1 2021	Gains/(losses) recorded in income	Gains/(losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value October 31 2022	Change in unrealized gains/(losses) recorded in income for instruments still held (1)
Trading assets
Corporate and other debt	$40	$(2)	$–	$–	$(31)	$(6)	$1	$–
Equity securities	1	–	–	3	(1)	8	11	–
	41	(2)	–	3	(32)	2	12	–

Investment securities
Other foreign governments’ debt	17	–	–	60	–	(77)	–	n/a
Corporate and other debt	27	(2)	(14)	42	(5)	–	48	(3)
Equity securities	1,304	284	13	261	(226)	4	1,640	284
	1,348	282	(1)	363	(231)	(73)	1,688	281

Derivative financial instruments – assets
Interest rate contracts	1	12	–	6	–	(2)	17	12
Equity contracts	21	(4)	–	5	–	(2)	20	(2	) (2)
Commodity contracts	–	13	–	–	–	–	13	13

Derivative financial instruments – liabilities
Interest rate contracts	(15)	(12)	–	–	–	15	(12)	(10	) (3)
Equity contracts	(6)	(10)	–	(7)	–	2	(21)	(6	) (2)
Commodity contracts	–	(7)	–	–	–	–	(7)	(7)
	1	(8)	–	4	–	13	10	–
Financial liabilities designated at fair value through profit or loss	(139)	23	–	(22)	12	126	–	–
Obligations related to securities sold short	–	–	–	(2)	3	(4)	(3)	–
Total	$1,251	$295	$(1)	$346	$(248)	$64	$1,707	$281

(1)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income .
(2)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certai
n derivative assets and liabilities.

(3)
Certain unrealized losses on interest rate derivative contracts are largely offset by mark-to-market
changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.

The following table summarizes the changes in Level 3 instruments carried at fair value for the year ended October 31, 2021.

	As at October 31, 2021
($ millions)	Fair value November 1 2020	Gains/(losses) recorded in income (1)	Gains/(losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value October 31 2021
Trading assets	$18	$7	$–	$28	$(94)	$82	$41
Investment securities	910	288	41	260	(180)	29	1,348
Derivative financial instruments	(12)	(4)	–	(62)	51	28	1
Financial liabilities designated at fair value through profit or loss	–	(2)	–	(101)	–	(36)	(139)

(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.

Summary of Significant Unobservable Inputs Used in Measuring Financial Instruments Categorized as Level 3
The table below sets out information about significant unobservable inputs used in measuring financial instruments categorized as Level 3 in the fair
value hierarchy.

	Valuation technique	Significant unobservable inputs	Range of estimates for unobservable inputs (1)	Changes in fair value from reasonably possible alternatives ($ millions)

Investment securities		General Partner valuations

Private equity securities (2)	Market comparable	per net asset value	97%	(65)/ 65
		Capitalization rate	3%

Derivative financial instruments

Interest rate contracts	Option pricing	Interest rate		(1)/ 1
	model	volatility	16% - 93%

Equity contracts	Option pricing	Equity volatility	2% - 64%	(6)/ 6
	model	Correlation	(58%) - 97%

Commodity contracts	Discounted cash flow	Forward curves	4% - 15%	(4)/ 4

(1)	The range of estimates represents the actual lowest and highest level inputs used to fair value financial instruments within each financial statement category.
(2)
The valuation of private equity securities utilizes net asset values as reported by fund managers. Net asset values are not considered observable as the Bank cannot redeem these instruments at such values. The range for net asset values per unit or price per share has not been disclosed for these instruments since the valuations are not model-based.